RBC FUNDS TRUST
RBC Impact Bond Fund (the “Fund”)
Supplement dated June 22, 2022 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2022, as supplemented from time to time
This Supplement provides additional information beyond that contained in the
Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Currently, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. Effective August 22, 2022, under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.
Effective August 22, 2022, the first sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.
In addition, effective August 22, 2022, the first sentence of the “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks – RBC Impact Bond Fund” section of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.
In addition, effective August 22, 2022, the ninth paragraph of the “Non‑Fundamental Investment Restrictions” section of the SAI is deleted in its entirety and replaced with the following:
RBC Impact Bond Fund has adopted a non‑fundamental policy as required by Rule 35d‑1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE